Financial Instruments (Details 15) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Financial liabilities amortized cost	R$ 31,777,859	R$ 20,954,662
Interbank Transactions	78,774	113,129
Demand Customer Deposits [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities amortized cost	345,801	320,209
Time Customer Deposits [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities amortized cost	20,504,881	16,256,733
Loans And Borrowing [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities amortized cost	667,089	480,103
Funds From Acceptances And Issuance Of Securities [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities amortized cost	6,170,529	3,255,985
Debt Issued And Other Borrowed Funds [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities amortized cost	759,339	522,282
Debentures [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities amortized cost	3,251,446
Investment Securities [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities amortized cost		6,221
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Financial liabilities amortized cost	11,474,173	7,733,946
Interbank Transactions	78,774	113,129
Not later than one year [member] | Demand Customer Deposits [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities amortized cost	345,801	320,209
Not later than one year [member] | Time Customer Deposits [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities amortized cost	8,923,141	6,274,830
Not later than one year [member] | Loans And Borrowing [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities amortized cost	211,902	243,151
Not later than one year [member] | Funds From Acceptances And Issuance Of Securities [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities amortized cost	1,879,355	720,765
Not later than one year [member] | Debt Issued And Other Borrowed Funds [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities amortized cost	35,200	55,641
Not later than one year [member] | Debentures [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities amortized cost
Not later than one year [member] | Investment Securities [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities amortized cost		6,221
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Financial liabilities amortized cost	15,600,060	12,071,999
Interbank Transactions
Later than one year and not later than two years [member] | Demand Customer Deposits [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities amortized cost
Later than one year and not later than two years [member] | Time Customer Deposits [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities amortized cost	10,556,122	9,590,159
Later than one year and not later than two years [member] | Loans And Borrowing [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities amortized cost	227,875
Later than one year and not later than two years [member] | Funds From Acceptances And Issuance Of Securities [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities amortized cost	3,954,991	2,425,848
Later than one year and not later than two years [member] | Debt Issued And Other Borrowed Funds [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities amortized cost	28,680	55,992
Later than one year and not later than two years [member] | Debentures [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities amortized cost	832,392
Later than one year and not later than two years [member] | Investment Securities [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities amortized cost
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Financial liabilities amortized cost	4,599,254	1,045,361
Interbank Transactions
Later than two years and not later than three years [member] | Demand Customer Deposits [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities amortized cost
Later than two years and not later than three years [member] | Time Customer Deposits [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities amortized cost	1,025,618	391,744
Later than two years and not later than three years [member] | Loans And Borrowing [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities amortized cost	227,312	236,952
Later than two years and not later than three years [member] | Funds From Acceptances And Issuance Of Securities [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities amortized cost	336,183	109,372
Later than two years and not later than three years [member] | Debt Issued And Other Borrowed Funds [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities amortized cost	591,087	307,293
Later than two years and not later than three years [member] | Debentures [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities amortized cost	2,419,054
Later than two years and not later than three years [member] | Investment Securities [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities amortized cost
Later than five years [member]
IfrsStatementLineItems [Line Items]
Financial liabilities amortized cost	104,372	103,356
Interbank Transactions
Later than five years [member] | Demand Customer Deposits [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities amortized cost
Later than five years [member] | Time Customer Deposits [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities amortized cost
Later than five years [member] | Loans And Borrowing [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities amortized cost
Later than five years [member] | Funds From Acceptances And Issuance Of Securities [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities amortized cost
Later than five years [member] | Debt Issued And Other Borrowed Funds [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities amortized cost	104,372	103,356
Later than five years [member] | Debentures [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities amortized cost
Later than five years [member] | Investment Securities [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities amortized cost